Shareholder Report, Average Annual Return (Details)		3 Months Ended
	Oct. 04, 2024	Dec. 31, 2024
C000192678
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AstraZeneca PLC ADRhedged ($8,904)
C000192684
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HSBC Holdings Plc ADRhedged ($11,335)
C000192671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Shell plc ADRhedged ($9,671)
Without Sales Load [Member] | C000192678
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.96%)
Without Sales Load [Member] | C000192684
Average Annual Return [Line Items]
Average Annual Return, Percent		13.35%
Without Sales Load [Member] | C000192671
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.29%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.58%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.58%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.58%